Unaudited Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2023	Mar. 31, 2023
CURRENT ASSETS:
Cash	$ 2,790,801	$ 1,766,441
Accounts receivable, net	74,181,423	89,447,155
Merchandise inventories, net	14,828,587	7,187,800
Due from related parties	9,035	444,567
Compensation receivable for consumption tax, current	9,229,456	3,912,719
Prepaid expenses and other current assets, net	3,453,592	3,542,864
TOTAL CURRENT ASSETS	104,492,938	106,629,353
Property and equipment, net	11,284,906	12,938,598
Operating lease right-of-use assets	3,113,422	2,709,954
Long-term investment		169,148
Compensation receivable for consumption tax, non-current, net	6,106,954	19,230,370
Long-term prepaid expenses and other non-current assets, net	4,128,092	4,997,857
TOTAL ASSETS	129,126,312	146,675,280
CURRENT LIABILITIES:
Short-term borrowings	54,539,800	60,636,412
Current portion of long-term borrowings	3,618,832	2,783,445
Accounts payable	13,344,531	12,719,160
Due to related parties	108,064	297,559
Deferred revenue	85,989	146,024
Taxes payable	12,283,353	18,219,803
Operating lease liabilities, current	1,348,045	1,323,900
Finance lease liabilities, current	231,406	369,786
Representative’s warrants liability	20,222	24,663
Other payables and other current liabilities	1,284,569	1,520,756
TOTAL CURRENT LIABILITIES	86,932,659	98,041,508
Operating lease liabilities, non-current	1,833,622	1,416,508
Finance lease liabilities, non-current	340,899	622,922
Long-term borrowings	7,315,955	10,326,399
Other non-current liabilities	2,152,875	2,535,123
Deferred tax liabilities, net	2,583,854	4,451,077
TOTAL LIABILITIES	101,159,864	117,393,537
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares, no par value, 100,000,000 shares authorized; 36,250,054 shares and 36,250,054 shares issued and outstanding as of September 30, 2023 and March 31, 2023, respectively	14,694,327	14,694,327
Capital reserve	9,078,915	9,078,915
Retained earnings	15,532,199	13,577,844
Accumulated other comprehensive loss	(11,338,993)	(8,069,343)
TOTAL SHAREHOLDERS’ EQUITY	27,966,448	29,281,743
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	129,126,312	146,675,280
Related Party
CURRENT ASSETS:
Accounts receivable - related parties	44	327,807
CURRENT LIABILITIES:
Accounts payable - related parties	$ 67,848